Performance Management - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information below shows you how the performance of the Fund has varied year by year as well as how the Fund’s average annual total returns compare with those of a broad measure of market performance and therefore provides some indication of the risks of investing in the Fund. The returns for Class P Shares prior to April 1, 2022, the commencement date of Class P Shares, are based upon performance of the Fund’s Class A Shares. This information may be considered when assessing the performance of Class P Shares but does not represent the actual performance of Class P Shares. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, Bloomberg Municipal Taxable Bond Index and Bloomberg Build America Bonds: U.S. Aggregate Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Investment Adviser and the Administrator had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1‑787‑250‑3600.
The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.
The Bloomberg Municipal Bond Index is a flagship, rules-based, market-value-weighted benchmark measuring the performance of the long-term, tax‑exempt U.S. municipal bond market.
The Bloomberg Municipal Taxable Bond Index (often referred to as the Bloomberg U.S. Municipal Taxable Bonds Index) is a flagship, rules-based benchmark measuring the performance of the U.S. municipal taxable investment-grade bond market.
The Bloomberg Build America Bonds: U.S. Aggregate Index is a specialized, unleveraged index comprising U.S. dollar-denominated, taxable municipal bonds known as Build America Bonds (BABs).

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information below shows you how the performance of the Fund has varied year by year as well as how the Fund’s average annual total returns compare with those of a broad measure of market performance and therefore provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	CLASS A SHARES ANNUAL TOTAL RETURNS U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC. AS OF 12/31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 9.12% (quarter ended December 31, 2023) and the lowest return for a quarter was ‑9.02% (quarter ended March 31, 2022).
Performance Table Heading	For the periods ended 12/31/25 Average Annual Total Returns
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class A Shares only. After‑tax returns for Class P Shares will vary.

Performance Table Does Reflect Sales Loads	However, the tableincludes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold Shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for Class A Shares only. After‑tax returns for Class P Shares will vary.
Performance Availability Website Address [Text]	www.ubs.com/prfunds
Performance Availability Phone [Text]	1‑787‑250‑3600
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(9.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022